Warrants	12 Months Ended
Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Warrants

A summary of warrants as of December 31, 2018 and 2017, and the changes during the years ended December 31, 2018 and 2017, is presented as follows:

	Outstanding			Outstanding				Outstanding
	as of			as of				as of
	December 31,			December 31,				December 31,
Warrant class	2016	Issued	Exercised	2017	Issued	Exercised	Expired	2018

Class F Warrants	300,000	-	-	300,000	-	-	(300,000)	-
Class G Warrants	1,503,409	-	-	1,503,409	-	-	(1,503,409)	-
Class H Warrants	1,988,095	-	-	1,988,095	-	-	(1,988,095)	-
Class I Warrants	1,043,646	-	-	1,043,646	-	-	(1,043,646)	-
Class K Warrants	5,200,000	2,000,000	-	7,200,000	-	-	-	7,200,000
Class L Warrants	65,945,005	-	(2,046,832)	63,898,173	-	(6,639,834)	-	57,258,339
Class N Warrants	-	13,943,180	-	13,943,180	17,644,999	(1,136,364)	-	30,451,815
Class O Warrants	-	6,540,000	-	6,540,000	1,509,091	(120,000)	-	7,929,091
Series A Warrants	2,106,594	-	(545,246)	1,561,348	-	(405,666)	-	1,155,682
	78,086,749	22,483,180	(2,592,078)	97,977,851	19,154,090	(8,301,864)	(4,835,150)	103,994,927

A summary of the warrant exercise price per share and expiration date is presented as follows:

	Exercise	Expiration
	price/share	date

Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class L Warrants	$0.08	May 2019
Class N Warrants	$0.11	June 2019
Class O Warrants	$0.11	June 2019
Series A Warrants	$0.03	May 2019

On January 23, 2019, the Company extended the expiration date to May 1, 2019 for Series A Warrants, Class L Warrants and Class N Warrants. On March 1, 2019, the Company extended the expiration date to June 28, 2019 for Class N Warrants and Class O Warrants.

The exercise price and the number of shares covered by the warrants will be adjusted if the Company has a stock split, if there is a recapitalization of the Company’s common stock, or if the Company consolidates with or merges into another company.

The exercise price of the Class K Warrants and the Series A Warrants are subject to a “down-round” anti-dilution adjustment if the Company issues or is deemed to have issued securities at a price lower than the then applicable exercise price of the warrants.  The Class K Warrants may be exercised on a physical settlement or on a cashless basis.  The Series A Warrants may be exercised on a physical settlement basis if a registration statement underlying the warrants is effective.  If a registration statement is not effective (or the prospectus contained therein is not available for use) for the resale by the holder of the Series A Warrants, then the holder may exercise the warrants on a cashless basis.

On January 26, 2018, the Company issued Class O Warrant Agreements to a related party vendor to purchase 909,091 shares of common stock at an exercise price of $0.11 per share. Each Class O Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class O Warrants at the grant date was $160,455 and was recorded as general and administrative expense and an increase to additional paid-in capital. The warrants vested upon issuance and expire on March 17, 2019. On March 1, 2019, the Company extended the expiration date to June 28, 2019.

In 2018, the Company issued Class O Warrant Agreements to a vendor to purchase 600,000 shares of common stock at an exercise price of $0.11 per share. Each Class O Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class O Warrants at their respective grant dates was $159,370 and was recorded as general and administrative expense and an increase to additional paid-in capital. The warrants vested upon issuance and expire on March 17, 2019. On March 1, 2019, the Company extended the expiration date to June 28, 2019.

In August 2017, the Company, in connection with the Third Amendment (Note 10), issued to HealthTronics, Inc., an additional 2,000,000 Class K Warrants to purchase shares of the Company’s Common Stock at an exercise price of $0.11 per share, subject to certain anti-dilution protection. The warrants vested upon issuance and expire after ten years.

On November 30, 2017, the Company issued Class O Warrant Agreements to a vendor to purchase 2,500,000 shares of common stock at an exercise price of $0.11 per share. Each Class O Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class O Warrants at the grant date was $174,731 and was recorded as general and administrative expense and an increase to additional paid-in capital. The warrants vested upon issuance and expire on March 17, 2019.

On December 6, 2017, the Company issued Class O Warrant Agreements to a vendor to purchase 100,000 shares of common stock at an exercise price of $0.11 per share. Each Class O Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class O Warrants at the grant date was $8,125 and was recorded as general and administrative expense and an increase to additional paid-in capital. The warrants vested upon issuance and expire on March 17, 2019.

On December 11, 2017, the Company issued Class O Warrant Agreements to active employees, independent contractors, members of the board of directors and members of the medical advisory boards to purchase 3,940,000 shares of common stock at an exercise price of $0.11 per share. Each Class O Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class O Warrants at the grant date was $285,810 and was recorded as research and development expense in the amount of $98,655 and general and administrative expense in the amount of $187,155 and an increase to additional paid-in capital for the full amount of $285,810. The warrants vested upon issuance and expire on March 17, 2019. Kevin A. Richardson II and A. Michael Stolarski, both members of the Company’s board of directors and existing shareholders of the Company, were issued 640,000 and 200,000 warrants, respectively. John Nemelka, Alan Rubino and Maj-Britt Kaltoft, members of the Company’s board of directors, were each issued 200,000 warrants. Lisa E. Sundstrom, an officer of the Company was issued 440,000 warrants as well as other employees of the Company.

The Class K Warrants and the Series A Warrants are derivative financial instruments. The estimated fair value of the Class K Warrants at the date of grant was $36,989 and recorded as debt discount, which is accreted to interest expense through the maturity date of the related notes payable, related parties. The estimated fair values of the Series A Warrants and the Series B Warrants at the date of grant were $557,733 for the warrants issued in conjunction with the 2014 Private Placement and $47,974 for the warrants issued in conjunction with the 18% Convertible Promissory Notes. The fair value of the Series A Warrants and Series B Warrants were recorded as equity issuance costs in 2014, a reduction of additional paid-in capital. The Series B Warrants expired unexercised in March 2015.

The estimated fair values were determined using a binomial option pricing model based on various assumptions.  The Company’s derivative liabilities have been classified as Level 3 instruments and are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to the fair value of derivative liabilities.  Various factors are considered in the pricing models the Company uses to value the warrants, including the Company’s current common stock price, the remaining life of the warrants which ranged from 0.21 to 8.6 years, the volatility of the Company’s common stock price which ranged from 112% to 134%, and the risk-free interest rate which ranged from 2.43% to 2.64% for the year ended December 31, 2018.  The remaining life of the warrants which ranged from 1.21 to 9.6 years, the volatility of the Company’s common stock price which ranged from 109% to 133%, and the risk-free interest rate which ranged from 1.79% to 2.39% for the year ended December 31, 2017.  In addition, as of the valuation dates, management assessed the probabilities of future financing and other re-pricing events in the binominal valuation models.

A summary of the changes in the warrant liability during the years ended December 31, 2018 and 2017, is as follows:

	Class K	Series A
	Warrants	Warrants	Total

Warrant liability as of December 31, 2016	$884,000	$358,120	$1,242,120
Issued	200,000	-	200,000
Redeemed	-	(66,966)	(66,966)
Change in fair value	532,000	36,729	568,729
Warrant liability as of December 31, 2017	1,616,000	327,883	1,943,883
Issued	-	-	-
Redeemed	-	(118,838)	(118,838)
Change in fair value	(74,000)	18,624	(55,376)
Warrant liability as of December 31, 2018	$1,542,000	$227,669	$1,769,669